FINANCIAL EXPENSES, NET	12 Months Ended
Dec. 31, 2011
FINANCIAL EXPENSES, NET [Abstract]
FINANCIAL EXPENSES, NET
NOTE 13:-	FINANCIAL EXPENSES, NET

	Year ended December 31,
	2011	2010	2009

Income:

Foreign currency exchange differences	$395	$70	$58
Interest on cash equivalents and restricted cash	20	5	9
Others	197	-	10

	612	75	77
Expenses:

Interest on convertible note and loans from shareholders	159	174	215
Amortization expense on a convertible note and loans from shareholders	212	576	517
Foreign currency exchange differences	288	177	63
Interest on loans from banks and other credit balances	27	83	22
Bank commissions and others	404	249	92

	1,090	1,259	909

	$(478)	$(1,184)	$(832)